Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer Segment	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Jul. 31, 2010	Jan. 31, 2009	Dec. 31, 2012 Wireline Country	Jun. 30, 2010 Alltel Divestiture Markets	Jan. 31, 2009 Alltel Divestiture Markets	Jul. 01, 2010 Jan. 31 2009 States with Operating Markets Divested as Regulatory Condition Alltel Divestiture Markets
Segment Reporting Information [Line Items]
Number of reportable segments	2
Number of operating markets divested as regulatory condition of acquisition					105		105	105
Number of states in which overlapping properties divested									24
Number of states in which local exchange business and related landline activities were spun off				14
Number of countries outside the United States of America to which our Wireline segment provides products and services						150
Number of customers individually accounting for more than ten percent of total operating revenues	0	0	0
Percentage maximum accounted for	10.00%	10.00%	10.00%